Offerings - Offering: 1	Dec. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	0.1593
Maximum Aggregate Offering Price	$ 15,930,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,199.93
Offering Note	Consists of 100,000,000 Class A Ordinary Shares that are available to be issued and sold by the Company to the Selling Shareholder from time to time pursuant to a standby equity subscription agreement, dated as of November 5, 2025, between the Company and the Selling Shareholder, subject to satisfaction of the conditions set forth therein.

Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low sales price per share of Class A Ordinary Shares as reported on the Nasdaq Capital Market on December 23, 2025 (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission).